Expense Example {- Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF} - Franklin Templeton ETF Trust 4-09 - Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF - Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
Dec. 17, 2020 USD ($)
Expense Example:
1 year	$ 31
3 years	351
5 years	702
10 years	$ 1,735